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Quantified Eckhardt Managed Futures Strategy Fund
FUND SUMMARY: QUANTIFIED ECKHARDT MANAGED FUTURES STRATEGY FUND
Investment Objective:
The Quantified Eckhardt Managed Futures Strategy Fund (the “Fund”) seeks total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Eckhardt Managed Futures Strategy Fund		Quantified Eckhardt Managed Futures Strategy Fund Investor Class		Quantified Eckhardt Managed Futures Strategy Fund Advisor Class
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses	[1]	0.31%	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	0.09%		0.09%
Total Annual Fund Operating Expenses		1.65%		2.25%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Includes shareholder service expenses of 0.15% that may include sub-transfer agent and sub-custodian fees.
[3]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Eckhardt Managed Futures Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Quantified Eckhardt Managed Futures Strategy Fund Investor Class	168	520
Quantified Eckhardt Managed Futures Strategy Fund Advisor Class	228	703

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Sub-Adviser”). The Sub-Adviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Sub-Adviser seeks to achieve the Fund’s investment objective by allocating its assets using two principal strategies:

●	“Managed Futures” Strategy

●	“Fixed Income” Strategy

The Managed Futures Strategy is designed to produce capital appreciation by capturing returns related to price trends in the commodity futures markets and financial futures markets by investing primarily in securities of commodity pools that employ trend-based strategies. A commodity pool is an investment vehicle where investors combine their moneys to have a manager trade in futures contracts. The Sub-Adviser selects commodity pools without restriction as to the country, currency or futures instruments held by a commodity pool; and considers expenses, past performance and management tenure when selecting commodity pools. The Sub-Adviser anticipates allocating Managed Futures Strategy assets primarily to commodity pools that are sponsored by the Eckhardt Trading Company. Eckhardt Trading Company is independent of the Fund, the Adviser and Sub-Adviser. The commodity pools’ investments are drawn from over 60 exchange-traded futures contacts and consists of exposure to three sectors: (1) commodities (agriculture, energy, and metals), (2) financials (debt and equity), and (3) currencies.

Certain key constituents of the futures market that are expected to be used by the commodity pools are as follows.

Energy	Livestock	Grains	Softs	Metals	Financials	Currencies
Natural Gas	Cattle	Soybeans	Coffee	Gold	US Treasury	Australian Dollar
Crude Oil	Hogs	Wheat	Cocoa	Silver	S&P 500 Index	British Pound
		Corn	Sugar	Copper		Euro

The components may be positioned either long or short based on their short-term and medium-term price trends or such other indicators used by the futures manager of the respective commodity pool.

The Fixed Income Strategy focuses on generating income and providing liquidity by selecting debt instruments, exchange-traded funds (“ETFs”), mutual funds, debt futures-focused commodity pools that each invest primarily in debt instruments and debt futures; as well as by selecting debt futures and total return swap contracts on debt instruments including ETFs and mutual funds that invest primarily in debt instruments. The Fund invests in ETFs, mutual funds, and debt futures-focused commodity pools that are not affiliated with the Adviser or Sub-Adviser. The Fund uses futures contracts, swaps, and debt futures-focused commodity pools as substitutes for debt instruments, when the Sub-Adviser determines they are more economically efficient. The underlying income-producing securities in which the Fund invests primarily include: (i) U.S. government securities, (ii) corporate debt obligations (including convertible bonds, (iii) foreign debt securities (including emerging markets), (iv) asset-backed securities (“ABS”), and (v) mortgage-backed securities (“MBS”). The Fund invests without any restriction on maturity or credit quality, including in high-yield debt (commonly known as “junk bonds”). The Fund may gain long or short exposure to debt instruments by using inverse and/or leveraged ETFs and mutual funds, debt futures-focused commodity pools, and swaps; regardless of whether they generate income. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Sub-Adviser seeks interest income from debt instruments. Additionally, the Sub-Adviser seeks capital gains by changing asset allocations between debt sectors as well as by utilizing short position exposure. The Sub-Adviser uses a tactical management strategy that factors in inherent leverage in investment instruments and this tactical approach typically results in high portfolio turnover. Tactical investing requires making frequent adjustments to the asset allocation based on market conditions and opportunities. The Sub-Adviser monitors allocations frequently and may trade daily. The Sub-Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures Strategy and approximately 75% of its assets to the Fixed Income Strategy. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

The Fund invests up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in commodity pools. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Sub-Adviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in securities and derivative financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks apply to the Fund directly or indirectly through its investments in other funds or pooled investment vehicles.

Sub-Adviser’s Investment Strategy Risk - While the Sub-Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Sub-Adviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Sub-Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Sub-Adviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover. The Sub-Adviser may buy and sell shares of the Fund for its other clients, which will require the Fund to increase and decrease its portfolio holdings, respectively.

Aggressive Investment Techniques Risk - The Fund uses investment techniques, including derivatives, that may be considered aggressive. Risks associated with the use of leveraged ETFs, futures, and swaps include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and swaps and futures may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Commodity Risk - The investments in commodity-related instruments may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of commodity-related instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Convertible Bond Risk - Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers swaps and debt instruments as subject to credit risk.

Derivatives Risk Generally - The Fund uses investment techniques, including investments in derivatives such as futures contracts and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid market for the futures contracts.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in equity securities and securities that provide exposure to equity securities, including indexes, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities or indexes in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities can involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

●	Emerging Market Risk - These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation, and enforcement.

Futures Risk - Futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for their reference asset or index because changes in futures prices may not track those of the underlying reference asset or index.

●	Currency Futures Risk: Foreign currency contracts subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

●	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Fund.

●	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

●	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

●	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

●	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Interest Rate Risk - The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Inverse Risk - Inverse positions are designed to profit from a decline in the price of particular securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional investments. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Leverage Risk - The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Lower-Quality Debt Securities Risk - The Fund may invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk - Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

No History of Operations Risk - The Fund has no history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.

Non-Diversification Risk - As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Prepayment Risk and Mortgage-Backed Securities Risk - Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Risks of Investing in Other Investment Companies and Commodity Pools - Investments in the securities of other investment companies, including ETFs, and commodity pools may involve duplication of advisory fees and certain other expenses. By investing in another investment company or commodity pool, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or commodity pools, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or commodity pools fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or commodity pool shares depends on the demand in the market, the Fund may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Swap Agreements Risk - The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Taxation Risk - By investing in certain instruments indirectly through the Subsidiary, the Fund will obtain exposure to these markets within the Federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Turnover Risk - A higher portfolio turnover may result in higher transactional and brokerage costs. The Sub-Adviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover. The Fund’s turnover rate is expected to be above 100% annually.

U.S. Government Securities Risk - U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. However, securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Wholly Owned Subsidiary Risk - Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed or made available to shareholders semi-annually. Updated performance information and daily net asset value per share (NAV) is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Eckhardt Managed Futures Strategy Fund | Sub Advisers Investment Strategy Risk [Member]

Sub-Adviser’s Investment Strategy Risk - While the Sub-Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Sub-Adviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Sub-Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Quantified Eckhardt Managed Futures Strategy Fund | Active And Frequent Trading Risk [Member]

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Sub-Adviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover. The Sub-Adviser may buy and sell shares of the Fund for its other clients, which will require the Fund to increase and decrease its portfolio holdings, respectively.

Quantified Eckhardt Managed Futures Strategy Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk - The Fund uses investment techniques, including derivatives, that may be considered aggressive. Risks associated with the use of leveraged ETFs, futures, and swaps include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and swaps and futures may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Eckhardt Managed Futures Strategy Fund | Asset Backed Securities Risk [Member]

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Quantified Eckhardt Managed Futures Strategy Fund | Commodity Risk [Member]

Commodity Risk - The investments in commodity-related instruments may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of commodity-related instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Quantified Eckhardt Managed Futures Strategy Fund | Convertible Bond Risk [Member]

Convertible Bond Risk - Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

Quantified Eckhardt Managed Futures Strategy Fund | Counterparty Risk [Member]

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Eckhardt Managed Futures Strategy Fund | Credit Risk [Member]

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers swaps and debt instruments as subject to credit risk.

Quantified Eckhardt Managed Futures Strategy Fund | Derivatives Risk Generally [Member]

Derivatives Risk Generally - The Fund uses investment techniques, including investments in derivatives such as futures contracts and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid market for the futures contracts.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Eckhardt Managed Futures Strategy Fund | Futures Contracts Risk [Member]

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid market for the futures contracts.

Quantified Eckhardt Managed Futures Strategy Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Eckhardt Managed Futures Strategy Fund | Swap Agreement Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Eckhardt Managed Futures Strategy Fund | Equity Securities Risk [Member]

Equity Securities Risk - Investments in equity securities and securities that provide exposure to equity securities, including indexes, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities or indexes in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Quantified Eckhardt Managed Futures Strategy Fund | Foreign Securities Risk [Member]

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities can involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

●	Emerging Market Risk - These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation, and enforcement.

Quantified Eckhardt Managed Futures Strategy Fund | Emerging Market Risk [Member]

●	Emerging Market Risk - These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation, and enforcement.

Quantified Eckhardt Managed Futures Strategy Fund | Futures Risk [Member]

Futures Risk - Futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for their reference asset or index because changes in futures prices may not track those of the underlying reference asset or index.

●	Currency Futures Risk: Foreign currency contracts subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

●	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Fund.

●	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

●	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

●	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

●	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Quantified Eckhardt Managed Futures Strategy Fund | Currency Futures Risk [Member]

●	Currency Futures Risk: Foreign currency contracts subject the Fund to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Quantified Eckhardt Managed Futures Strategy Fund | Debt Futures Risk [Member]

●	Debt Futures Risk: Typically, a rise in interest rates causes a decline in the value of debt futures. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the debt futures held by the Fund.

Quantified Eckhardt Managed Futures Strategy Fund | Equity Futures Risk [Member]
●	Equity Futures Risk: Equity futures are subject to general market risks and may not track the equity indices for which they are intended to serve as substitutes.

Quantified Eckhardt Managed Futures Strategy Fund | Energy Futures Risk [Member]

●	Energy Futures Risk: Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

Quantified Eckhardt Managed Futures Strategy Fund | Metals Futures Risk [Member]

●	Metals Futures Risk: Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

Quantified Eckhardt Managed Futures Strategy Fund | Agriculture Commodity Futures Risk [Member]

●	Agriculture Commodity Futures Risk: Investing in the commodities markets through futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Quantified Eckhardt Managed Futures Strategy Fund | Interest Rate Risk [Member]

Interest Rate Risk - The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified Eckhardt Managed Futures Strategy Fund | Inverse Risk [Member]

Inverse Risk - Inverse positions are designed to profit from a decline in the price of particular securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional investments. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Quantified Eckhardt Managed Futures Strategy Fund | Leverage Risk [Member]

Leverage Risk - The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Quantified Eckhardt Managed Futures Strategy Fund | Lower Quality Debt Securities Risk [Member]

Lower-Quality Debt Securities Risk - The Fund may invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Quantified Eckhardt Managed Futures Strategy Fund | Market Risk [Member]

Market Risk - Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Quantified Eckhardt Managed Futures Strategy Fund | No History Of Operations Risk [Member]
No History of Operations Risk - The Fund has no history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Quantified Eckhardt Managed Futures Strategy Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk - As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Quantified Eckhardt Managed Futures Strategy Fund | Prepayment Risk And Mortgage Backed Securities Risk [Member]

Prepayment Risk and Mortgage-Backed Securities Risk - Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Quantified Eckhardt Managed Futures Strategy Fund | Risks Of Investing In Other Investment Companies And Commodity Pools [Member]

Risks of Investing in Other Investment Companies and Commodity Pools - Investments in the securities of other investment companies, including ETFs, and commodity pools may involve duplication of advisory fees and certain other expenses. By investing in another investment company or commodity pool, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or commodity pools, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or commodity pools fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or commodity pool shares depends on the demand in the market, the Fund may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Eckhardt Managed Futures Strategy Fund | Swap Agreements Risk [Member]

Swap Agreements Risk - The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Eckhardt Managed Futures Strategy Fund | Taxation Risk [Member]

Taxation Risk - By investing in certain instruments indirectly through the Subsidiary, the Fund will obtain exposure to these markets within the Federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Quantified Eckhardt Managed Futures Strategy Fund | Turnover Risk [Member]

Turnover Risk - A higher portfolio turnover may result in higher transactional and brokerage costs. The Sub-Adviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover. The Fund’s turnover rate is expected to be above 100% annually.

Quantified Eckhardt Managed Futures Strategy Fund | U S Government Securities Risk [Member]

U.S. Government Securities Risk - U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. However, securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Quantified Eckhardt Managed Futures Strategy Fund | Wholly Owned Subsidiary Risk [Member]

Wholly Owned Subsidiary Risk - Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.